Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Schedule of inventory

	December 31,	December 31,
	2022	2023
Raw materials	2,974,125	2,245,076
Work in process	170,995	90,035
Finished Goods	4,685,790	2,646,287
Merchandise	510,143	480,174
Less: inventory provision	(149,667)	(183,846)
Total	8,191,386	5,277,726